Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Foreign currency exchange gains and losses	¥ (3,287)	¥ 3,089	¥ 1,842
Advertising expenses	81,232	94,794	78,009
Shipping and handling cost	43,308	56,306	45,966
Software
Significant Accounting Policies [Line Items]
Intangible assets, useful life, minimum	3
Intangible assets, useful life, maximum	5
License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life, minimum	5
Intangible assets, useful life, maximum	10
Patented Technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5
Building
Significant Accounting Policies [Line Items]
Depreciation period, minimum	3
Depreciation period, maximum	60
Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period, minimum	1
Depreciation period, maximum	20
Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period, minimum	2
Depreciation period, maximum	5
Minimum
Significant Accounting Policies [Line Items]
Benefits from tax positions	50.00%
Available-for-sale Securities
Significant Accounting Policies [Line Items]
Cash equivalents	204,307	249,907
Available-for-sale Securities | Maximum
Significant Accounting Policies [Line Items]
Cash equivalents, maturity period	3 months	3 months
Held-to-maturity Securities
Significant Accounting Policies [Line Items]
Cash equivalents		¥ 1,000
Held-to-maturity Securities | Maximum
Significant Accounting Policies [Line Items]
Cash equivalents, maturity period		3 months
Foreign Country
Significant Accounting Policies [Line Items]
Net sales Percentage	80.50%	81.20%	78.10%
Number of manufacturing plants	17
Americas
Significant Accounting Policies [Line Items]
Net sales Percentage	27.00%	27.60%	27.90%
Europe
Significant Accounting Policies [Line Items]
Net sales Percentage	31.30%	31.60%	31.00%
Asia and Oceania
Significant Accounting Policies [Line Items]
Net sales Percentage	22.20%	22.00%	19.20%
JAPAN
Significant Accounting Policies [Line Items]
Number of manufacturing plants	27
Office Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	53.90%	53.60%	51.30%
Consumer Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	36.90%	37.50%	40.50%
Industry and Others Business Unit
Significant Accounting Policies [Line Items]
Net sales Percentage	11.80%	11.70%	11.20%
Corporate and eliminations
Significant Accounting Policies [Line Items]
Net sales Percentage	2.60%	2.80%	3.00%
Hewlett Packard Company
Significant Accounting Policies [Line Items]
Net sales Percentage	19.30%	20.10%	20.00%